Stockholders’ Equity (Details Narrative) - $ / shares	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock voting rights description	Holders of the Company’s common stock are entitled to one vote for each share held as of the record date for the determination of the shareholders entitled to vote on such matters, including the election and removal of directors, except as otherwise required by law. Under Delaware law, the right to vote cumulatively does not exist unless the certificate of incorporation specifically authorizes cumulative voting. The Company’s Amended and Restated Certificate of Incorporation does not authorize cumulative voting and provides that no shareholder is permitted to cumulate votes at any election of directors. Consequently, the holders of a majority of the outstanding shares of the Company’s common stock can elect all of the directors then standing for election, and the holders of the remaining shares are not able to elect any directors.
Preferred stock voting rights description	The Company’s board of directors is able to authorize the issuance of the Company’s preferred stock with voting or conversion rights that could adversely affect the voting power or other rights of the holders of the Company’s common stock. The issuance of the Company’s preferred stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could, among other things, have the effect of delaying, deferring, or preventing a change in control of the Company and might adversely affect the market price of the Company’s common stock and the voting and other rights of the holders of the Company’s common stock. There are currently no plans to issue any shares of the Company’s preferred stock
Private Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants or rights converted into shares	2
Class of warrant or right, number of securities called by each warrant or right	1
Share price	$ 11.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,470,000
Warrants transferable, assignable or salable term after date of completion of business combination	30 days
Common Stock [Member] | Redemption Of Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	$ 18.00
Class of warrants redemption price per unit	$ 0.01
Class of warrants, redemption notice period	30 days
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants or rights converted into shares	2
Warrant [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right, number of securities called by each warrant or right	1
Share price	$ 11.50